DBX ETF Trust | 1
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.0%
Basic Materials — 5.0%
Chemicals — 3.2%
Ashland, Inc.,144A,3.375%,
9/1/31
238,000 205,252
Avient Corp.
144A,7.125%, 8/1/30
383,000 394,921
144A,6.25%, 11/1/31
343,000 343,752
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
264,000 276,475
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
370,000 344,647
Celanese US Holdings LLC
6.415%, 7/15/27
792,000 812,533
6.85%, 11/15/28
528,000 547,056
6.58%, 7/15/29 (a)
396,000 407,023
7.05%, 11/15/30
528,000 544,526
6.629%, 7/15/32
548,000 561,234
Methanex Corp.
5.125%, 10/15/27
370,000 367,086
5.25%, 12/15/29 (a)
370,000 359,126
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
555,000 554,471
144A,8.50%, 11/15/28
211,000 222,519
144A,4.25%, 5/15/29
304,000 290,931
144A,7.00%, 12/1/31
211,000 220,809
OCP SA,144A,6.10%, 4/30/30
399,000 399,794
Olin Corp.
5.625%, 8/1/29
354,000 346,756
5.00%, 2/1/30 (a)
272,000 257,670
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
581,000 564,431
WR Grace Holdings
LLC,144A,4.875%, 6/15/27
389,000 384,024
(Cost $8,465,925)
8,405,036
Iron/Steel — 0.3%
ATI, Inc.,7.25%, 8/15/30
224,000 234,745
Cleveland-Cliffs, Inc.,5.875%,
6/1/27 (a)
293,000 288,764
United States Steel
Corp.,6.875%, 3/1/29
251,000 253,406
(Cost $780,900)
776,915
Mining — 1.5%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
264,000 248,536
144A,7.125%, 3/15/31
396,000 411,356
Alumina Pty Ltd.
144A,6.125%, 3/15/30
264,000 264,589
144A,6.375%, 9/15/32
264,000 261,277
Principal
Amount $ Value $
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
317,000 310,829
144A,5.875%, 4/15/30
370,000 370,003
144A,4.375%, 4/1/31
812,000 746,094
144A,6.125%, 4/15/32 (a)
422,000 421,256
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
286,000 286,940
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
266,000 258,723
144A,4.50%, 6/1/31
292,000 268,521
(Cost $3,877,705)
3,848,124
Communications — 7.0%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 2/15/28
314,000 304,004
4.00%, 2/15/30
291,000 274,520
3.625%, 1/15/31
291,000 264,578
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
343,000 338,789
144A,7.375%, 2/15/31
238,000 251,489
(Cost $1,464,608)
1,433,380
Internet — 1.8%
Arches Buyer, Inc.,144A,4.25%,
6/1/28
502,000 473,228
Cogent Communications Group
LLC,144A,7.00%, 6/15/27 (a)
238,000 239,454
Gen Digital, Inc.
144A,6.75%, 9/30/27
475,000 483,539
144A,7.125%, 9/30/30
317,000 327,410
144A,6.25%, 4/1/33
502,000 508,829
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
317,000 315,323
144A,3.50%, 3/1/29
423,000 395,250
Match Group Holdings II LLC
144A,5.00%, 12/15/27
238,000 235,985
144A,4.625%, 6/1/28
264,000 256,039
144A,4.125%, 8/1/30
264,000 243,847
144A,3.625%, 10/1/31
274,000 239,836
MercadoLibre, Inc.,3.125%,
1/14/31
290,000 258,297
Snap, Inc.,144A,6.875%, 3/1/33
807,000 818,246
(Cost $4,846,271)
4,795,283
Media — 1.9%
CCO Holdings LLC /
CCO Holdings Capital
Corp.,144A,5.125%, 5/1/27
1,717,000 1,700,359
Nexstar Media,
Inc.,144A,5.625%, 7/15/27
905,000 901,947
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
528,000 516,198

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.00%, 8/1/27
792,000 784,299
144A,4.00%, 7/15/28
1,076,000 1,021,876
(Cost $4,978,614)
4,924,679
Telecommunications — 2.7%
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
8,000 8,087
144A,6.50%, 10/1/28
399,000 408,104
Fibercop SpA
144A,Series 2033, 6.375%,
11/15/33
264,000 256,080
144A,6.00%, 9/30/34
264,000 248,527
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
607,000 608,962
144A,5.00%, 5/1/28
819,000 817,841
144A,6.75%, 5/1/29
528,000 535,670
5.875%, 11/1/29 (a)
396,000 400,472
144A,6.00%, 1/15/30
528,000 535,394
144A,8.75%, 5/15/30
634,000 666,839
144A,8.625%, 3/15/31
396,000 421,860
Iliad Holding SASU,144A,7.00%,
10/15/28
451,000 458,554
Lumen Technologies,
Inc.,144A,4.125%, 4/15/30
535,000 522,294
Millicom International Cellular
SA
144A,5.125%, 1/15/28
190,800 187,547
144A,6.25%, 3/25/29
321,300 320,620
Zegona Finance
PLC,144A,8.625%, 7/15/29
478,000 510,862
(Cost $6,914,485)
6,907,713
Consumer, Cyclical — 18.1%
Airlines — 0.2%
Air Canada,144A,3.875%,
8/15/26
(Cost $630,874)
634,000 626,399
Auto Manufacturers — 1.7%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
211,000 207,598
144A,5.875%, 6/1/29
264,000 265,233
144A,3.75%, 1/30/31
528,000 479,710
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27
211,000 207,040
144A,2.75%, 3/9/28
317,000 290,454
144A,7.05%, 9/15/28
370,000 376,039
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
1,321,000 1,275,715
144A,4.81%, 9/17/30
1,341,000 1,235,772
(Cost $4,422,162)
4,337,561
Principal
Amount $ Value $
Auto Parts & Equipment
— 1.2%
Adient Global Holdings
Ltd.,144A,7.00%, 4/15/28
264,000 269,985
Clarios Global LP / Clarios US
Finance Co.
144A,8.50%, 5/15/27
839,000 844,197
144A,6.75%, 5/15/28
396,000 403,764
Dana, Inc.
5.375%, 11/15/27
211,000 210,461
5.625%, 6/15/28
211,000 210,165
4.25%, 9/1/30
211,000 200,263
Goodyear Tire & Rubber Co.
5.00%, 5/31/26
475,000 475,595
4.875%, 3/15/27
370,000 365,144
(Cost $2,976,962)
2,979,574
Distribution/Wholesale — 0.7%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
370,000 357,460
144A,3.875%, 11/15/29
211,000 196,718
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
525,000 529,357
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
291,000 297,564
144A,7.75%, 3/15/31
423,000 443,326
(Cost $1,813,144)
1,824,425
Entertainment — 2.9%
Caesars Entertainment, Inc.
144A,7.00%, 2/15/30
1,056,000 1,084,253
144A,6.50%, 2/15/32 (a)
800,000 806,936
Churchill Downs, Inc.
144A,5.50%, 4/1/27
317,000 316,097
144A,4.75%, 1/15/28
370,000 361,893
144A,5.75%, 4/1/30
634,000 625,532
144A,6.75%, 5/1/31
317,000 323,244
International Game Technology
PLC
144A,6.25%, 1/15/27
405,000 409,617
144A,5.25%, 1/15/29
396,000 389,806
Light & Wonder International,
Inc.,144A,7.00%, 5/15/28
10,000 10,016
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
634,000 641,986
144A,4.75%, 10/15/27
502,000 494,493
144A,3.75%, 1/15/28
264,000 254,125
Six Flags Entertainment
Corp.,144A,5.50%, 4/15/27
264,000 264,188
Six Flags Entertainment Corp.
/ Canada's Wonderland Co.
/ Magnum Management
Corp.,5.375%, 4/15/27
264,000 264,067
Vail Resorts, Inc.,144A,6.50%,
5/15/32
317,000 324,933

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29 (a)
396,000 386,435
144A,6.25%, 3/15/33
425,000 420,609
(Cost $7,419,207)
7,378,230
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
(Cost $601,113)
607,000 601,156
Home Builders — 0.8%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
211,000 197,993
Century Communities, Inc.
6.75%, 6/1/27
298,000 298,205
144A,3.875%, 8/15/29
270,000 244,987
Mattamy Group Corp.
144A,5.25%, 12/15/27
264,000 262,730
144A,4.625%, 3/1/30
317,000 298,652
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
264,000 266,297
144A,5.75%, 1/15/28
238,000 239,556
144A,5.125%, 8/1/30
264,000 257,587
(Cost $2,073,670)
2,066,007
Home Furnishings — 0.4%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
423,000 398,840
144A,3.875%, 10/15/31
423,000 377,022
Whirlpool Corp.,4.75%, 2/26/29
372,000 360,974
(Cost $1,134,725)
1,136,836
Housewares — 0.1%
Scotts Miracle-Gro Co.,4.50%,
10/15/29
(Cost $206,429)
217,000 206,585
Leisure Time — 2.3%
Carnival Corp.
144A,5.75%, 3/1/27
1,438,000 1,442,496
144A,6.00%, 5/1/29
1,056,000 1,059,443
144A,5.75%, 3/15/30
528,000 529,563
144A,5.875%, 6/15/31
550,000 550,674
144A,6.125%, 2/15/33 (a)
1,056,000 1,059,268
Life Time, Inc.,144A,6.00%,
11/15/31
264,000 264,765
NCL Corp. Ltd.
144A,5.875%, 2/15/27
528,000 528,454
144A,8.125%, 1/15/29
417,000 439,321
(Cost $5,878,568)
5,873,984
Principal
Amount $ Value $
Lodging — 2.8%
Boyd Gaming Corp.
4.75%, 12/1/27
528,000 521,237
144A,4.75%, 6/15/31
475,000 445,167
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
150,000 150,622
144A,5.875%, 4/1/29
341,000 344,572
144A,3.75%, 5/1/29
423,000 399,924
4.875%, 1/15/30
570,000 559,055
144A,4.00%, 5/1/31
581,000 537,576
144A,3.625%, 2/15/32 (a)
670,000 596,752
144A,6.125%, 4/1/32
335,000 340,379
144A,5.875%, 3/15/33
550,000 554,100
MGM Resorts International
4.625%, 9/1/26
300,000 298,928
5.50%, 4/15/27
357,000 358,495
4.75%, 10/15/28
396,000 387,582
6.125%, 9/15/29
449,000 451,422
Station Casinos LLC,144A,4.50%,
2/15/28
365,000 354,224
Travel + Leisure Co.
144A,6.625%, 7/31/26
355,000 358,885
6.00%, 4/1/27
240,000 241,876
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
476,000 474,147
(Cost $7,467,616)
7,374,943
Retail — 4.8%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
819,000 793,529
144A,4.375%, 1/15/28
396,000 386,313
144A,3.50%, 2/15/29
396,000 373,874
144A,6.125%, 6/15/29
634,000 647,174
144A,5.625%, 9/15/29
264,000 265,854
144A,4.00%, 10/15/30
1,552,000 1,429,155
Asbury Automotive Group, Inc.
4.50%, 3/1/28
214,000 208,648
144A,4.625%, 11/15/29
443,000 421,517
4.75%, 3/1/30
235,000 223,407
Bath & Body Works, Inc.,5.25%,
2/1/28
235,000 235,100
FirstCash, Inc.
144A,4.625%, 9/1/28
264,000 257,398
144A,5.625%, 1/1/30
291,000 289,200
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
396,000 379,804
144A,6.375%, 1/15/30
264,000 269,350
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
528,000 509,056
Lithia Motors, Inc.
144A,4.625%, 12/15/27
211,000 208,287

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.875%, 6/1/29
443,000 417,570
144A,4.375%, 1/15/31
291,000 272,932
Murphy Oil USA, Inc.
4.75%, 9/15/29
264,000 255,886
144A,3.75%, 2/15/31
264,000 239,508
Penske Automotive Group,
Inc.,3.75%, 6/15/29
264,000 247,690
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
1,196,000 1,229,309
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
764,000 747,591
3.20%, 4/15/30
264,000 251,581
Yum! Brands, Inc.
144A,4.75%, 1/15/30
423,000 414,078
3.625%, 3/15/31
555,000 505,246
4.625%, 1/31/32
581,000 551,613
5.375%, 4/1/32
528,000 522,468
(Cost $12,701,826)
12,553,138
Consumer, Non-cyclical
— 20.8%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
264,000 262,342
144A,6.00%, 6/15/30
528,000 529,280
(Cost $795,761)
791,622
Beverages — 0.2%
Primo Water Holdings, Inc.
/ Triton Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $378,265)
394,000 378,543
Commercial Services — 5.9%
ADT Security Corp.,144A,4.125%,
8/1/29
528,000 504,195
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp.,144A,9.75%, 7/15/27
555,000 559,933
Belron UK Finance
PLC,144A,5.75%, 10/15/29
589,000 591,574
Block, Inc.
2.75%, 6/1/26
528,000 515,199
3.50%, 6/1/31
528,000 477,487
Boost Newco Borrower
LLC,144A,7.50%, 1/15/31
1,149,000 1,216,428
Brink's Co.
144A,4.625%, 10/15/27
317,000 312,953
144A,6.50%, 6/15/29
211,000 215,436
Clarivate Science Holdings
Corp.,144A,3.875%, 7/1/28 (a)
487,000 464,123
Garda World Security Corp.
144A,4.625%, 2/15/27
301,000 297,331
144A,7.75%, 2/15/28
211,000 218,226
Principal
Amount $ Value $
Herc Holdings, Inc.
144A,5.50%, 7/15/27
634,000 629,783
144A,6.625%, 6/15/29
423,000 428,782
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,3.375%, 8/31/27
528,000 507,359
144A,6.25%, 1/15/28
687,000 686,881
Service Corp. International
4.625%, 12/15/27
291,000 286,776
5.125%, 6/1/29
396,000 392,135
3.375%, 8/15/30
469,000 425,980
4.00%, 5/15/31
423,000 390,174
5.75%, 10/15/32
423,000 420,880
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
881,000 899,432
United Rentals North America,
Inc.
5.50%, 5/15/27
264,000 264,292
3.875%, 11/15/27
396,000 387,322
4.875%, 1/15/28
882,000 873,193
5.25%, 1/15/30
396,000 393,835
4.00%, 7/15/30
396,000 372,043
3.875%, 2/15/31
581,000 536,557
3.75%, 1/15/32
396,000 355,789
144A,6.125%, 3/15/34 (a)
601,000 609,930
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
264,000 257,747
144A,6.625%, 6/15/29
264,000 269,439
144A,6.625%, 4/15/30
264,000 270,793
144A,7.375%, 10/1/31
264,000 274,852
(Cost $15,507,274)
15,306,859
Cosmetics/Personal Care
— 0.9%
Edgewell Personal Care
Co.,144A,5.50%, 6/1/28
396,000 389,627
Opal Bidco SAS,144A,6.50%,
3/31/32
581,000 580,904
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
416,000 400,748
6.125%, 9/30/32
378,000 377,622
Prestige Brands, Inc.
144A,5.125%, 1/15/28
211,000 210,135
144A,3.75%, 4/1/31
317,000 287,942
(Cost $2,276,285)
2,246,978
Food — 3.5%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,4.625%, 1/15/27
713,000 706,507
144A,5.875%, 2/15/28
396,000 395,940
144A,6.50%, 2/15/28
396,000 404,303

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.50%, 3/15/29
713,000 670,622
144A,4.875%, 2/15/30
548,000 533,632
144A,6.25%, 3/15/33
317,000 322,150
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
264,000 260,944
144A,4.125%, 1/31/30
512,000 483,404
144A,4.375%, 1/31/32
370,000 341,598
Performance Food Group, Inc.
144A,5.50%, 10/15/27
560,000 558,178
144A,4.25%, 8/1/29
528,000 504,007
144A,6.125%, 9/15/32
528,000 532,908
Pilgrim's Pride Corp.
3.50%, 3/1/32
470,000 416,578
6.25%, 7/1/33
517,000 536,514
6.875%, 5/15/34
264,000 284,791
Post Holdings, Inc.,144A,6.25%,
2/15/32
528,000 537,485
US Foods, Inc.
144A,6.875%, 9/15/28
264,000 271,783
144A,4.75%, 2/15/29
475,000 464,868
144A,4.625%, 6/1/30
264,000 254,108
144A,7.25%, 1/15/32
264,000 276,243
144A,5.75%, 4/15/33
264,000 260,014
(Cost $9,085,921)
9,016,577
Healthcare-Products — 2.6%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
819,000 798,724
144A,3.875%, 11/1/29
423,000 394,855
Hologic, Inc.
144A,4.625%, 2/1/28
211,000 208,588
144A,3.25%, 2/15/29
502,000 480,001
Medline Borrower LP
144A,3.875%, 4/1/29
2,407,000 2,270,359
144A,5.25%, 10/1/29
1,321,000 1,291,970
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
792,000 806,901
Teleflex, Inc.
4.625%, 11/15/27
264,000 260,114
144A,4.25%, 6/1/28
264,000 255,150
(Cost $6,822,798)
6,766,662
Healthcare-Services — 5.7%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
238,000 234,911
144A,5.00%, 4/15/29
252,000 241,429
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
264,000 253,738
144A,3.75%, 3/15/29
264,000 245,273
144A,4.00%, 3/15/31
264,000 236,921
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32
343,000 353,316
Principal
Amount $ Value $
DaVita, Inc.
144A,4.625%, 6/1/30
1,453,000 1,358,651
144A,3.75%, 2/15/31
792,000 702,009
144A,6.75%, 7/15/33
550,000 556,057
Encompass Health Corp.
4.50%, 2/1/28
423,000 416,914
4.75%, 2/1/30
423,000 412,727
4.625%, 4/1/31 (a)
211,000 201,340
IQVIA, Inc.
144A,5.00%, 10/15/26
555,000 553,587
144A,5.00%, 5/15/27
581,000 577,842
144A,6.50%, 5/15/30
264,000 269,835
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
423,000 410,580
144A,3.875%, 11/15/30
343,000 313,831
144A,3.875%, 5/15/32
406,000 362,859
144A,6.25%, 1/15/33
396,000 395,718
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
291,000 288,652
Tenet Healthcare Corp.
6.25%, 2/1/27
792,000 793,058
5.125%, 11/1/27
792,000 787,571
4.625%, 6/15/28
317,000 311,041
6.125%, 10/1/28
1,321,000 1,323,804
4.25%, 6/1/29
779,000 748,571
4.375%, 1/15/30
766,000 732,722
6.125%, 6/15/30
1,056,000 1,067,667
6.75%, 5/15/31
713,000 734,873
(Cost $15,039,977)
14,885,497
Household Products/Wares
— 0.1%
Central Garden & Pet
Co.,4.125%, 10/15/30
(Cost $244,053)
264,000 244,493
Pharmaceuticals — 1.6%
Jazz Securities
DAC,144A,4.375%, 1/15/29
792,000 759,933
Organon & Co. / Organon
Foreign Debt Co.-Issuer
BV,144A,4.125%, 4/30/28
1,129,000 1,061,328
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
1,784,000 1,745,624
6.75%, 3/1/28
660,000 682,937
(Cost $4,283,781)
4,249,822
Energy — 8.9%
Oil & Gas — 4.4%
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,8.25%, 12/31/28
271,000 275,287
144A,5.875%, 6/30/29
211,000 210,387

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.625%, 10/15/32
317,000 319,101
Civitas Resources,
Inc.,144A,5.00%, 10/15/26
211,000 207,329
CNX Resources Corp.
144A,6.00%, 1/15/29
264,000 262,260
144A,7.375%, 1/15/31
264,000 270,478
144A,7.25%, 3/1/32
317,000 323,246
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28
527,000 544,596
Encino Acquisition Partners
Holdings LLC,144A,8.50%,
5/1/28
370,000 379,757
Energean PLC,144A,6.50%,
4/30/27
238,000 233,597
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
318,939 315,952
144A,REGS, 6.75%, 6/30/30
292,361 287,976
Matador Resources Co.
144A,6.875%, 4/15/28
264,000 267,829
144A,6.50%, 4/15/32
495,000 485,118
144A,6.25%, 4/15/33
396,000 382,432
Murphy Oil Corp.,6.00%, 10/1/32
(a)
317,000 295,844
Parkland Corp.
144A,5.875%, 7/15/27
264,000 263,530
144A,4.50%, 10/1/29
423,000 399,823
Permian Resources Operating
LLC
144A,5.875%, 7/1/29
370,000 365,684
144A,7.00%, 1/15/32
528,000 541,958
144A,6.25%, 2/1/33
538,000 531,279
Range Resources Corp.
8.25%, 1/15/29
317,000 325,846
144A,4.75%, 2/15/30
264,000 253,923
SM Energy Co.
6.75%, 9/15/26
221,000 220,818
6.625%, 1/15/27
220,000 220,401
6.50%, 7/15/28
211,000 210,024
144A,6.75%, 8/1/29
396,000 388,327
Sunoco LP
144A,7.00%, 5/1/29
396,000 408,944
144A,6.25%, 7/1/33
548,000 548,434
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
317,000 317,029
144A,7.00%, 9/15/28
264,000 270,792
4.50%, 5/15/29
423,000 405,541
4.50%, 4/30/30
422,000 398,600
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
370,000 349,730
(Cost $11,524,717)
11,481,872
Principal
Amount $ Value $
Pipelines — 4.5%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
343,000 342,916
144A,5.75%, 1/15/28
343,000 341,892
144A,5.375%, 6/15/29
396,000 392,218
Buckeye Partners LP
3.95%, 12/1/26
317,000 311,041
4.125%, 12/1/27
211,000 205,458
144A,4.50%, 3/1/28
264,000 258,100
144A,6.75%, 2/1/30
266,000 274,735
Hess Midstream Operations LP
144A,5.875%, 3/1/28
423,000 427,428
144A,5.125%, 6/15/28
291,000 287,345
144A,6.50%, 6/1/29
317,000 323,821
144A,4.25%, 2/15/30
396,000 377,765
144A,5.50%, 10/15/30
211,000 208,757
Howard Midstream Energy
Partners LLC
144A,8.875%, 7/15/28
291,000 304,567
144A,7.375%, 7/15/32
317,000 328,304
NuStar Logistics LP
6.00%, 6/1/26
264,000 265,741
5.625%, 4/28/27
291,000 291,906
6.375%, 10/1/30
317,000 323,182
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
291,000 281,264
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
660,000 613,916
144A,6.25%, 1/15/30
528,000 535,602
144A,4.125%, 8/15/31
660,000 597,589
144A,3.875%, 11/1/33
660,000 564,343
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
1,188,000 1,216,672
144A,9.50%, 2/1/29
1,625,000 1,738,378
144A,7.00%, 1/15/30 (a)
792,000 789,137
(Cost $11,808,834)
11,602,077
Financial — 14.7%
Banks — 0.1%
Banco Votorantim
SA,144A,5.875%, 4/8/28
(Cost $267,463)
266,000 267,629
Diversified Financial Services
— 5.6%
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
264,000 274,245
Ally Financial, Inc.,6.70%,
2/14/33
264,000 268,645
Coinbase Global, Inc.
144A,3.375%, 10/1/28
528,000 491,399

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.625%, 10/1/31
390,000 339,745
GGAM Finance Ltd.
144A,8.00%, 2/15/27
372,000 383,086
144A,8.00%, 6/15/28
319,000 335,314
144A,6.875%, 4/15/29
213,000 217,513
144A,5.875%, 3/15/30
213,000 212,468
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
317,000 305,585
144A,7.125%, 4/30/31
739,000 772,468
144A,6.125%, 11/1/32
871,000 873,056
144A,6.75%, 5/1/33
730,000 749,131
Nationstar Mortgage Holdings,
Inc.
144A,6.00%, 1/15/27
317,000 317,266
144A,5.50%, 8/15/28
449,000 448,359
144A,6.50%, 8/1/29
396,000 403,623
144A,5.125%, 12/15/30
343,000 343,238
144A,5.75%, 11/15/31
317,000 317,760
144A,7.125%, 2/1/32 (a)
528,000 550,196
Navient Corp.
6.75%, 6/15/26
264,000 267,498
5.00%, 3/15/27
370,000 366,470
OneMain Finance Corp.
3.50%, 1/15/27
396,000 383,945
6.625%, 1/15/28
396,000 403,609
3.875%, 9/15/28
317,000 297,471
9.00%, 1/15/29
372,000 390,129
6.625%, 5/15/29
500,000 506,198
5.375%, 11/15/29
391,000 379,153
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
343,000 325,883
144A,7.875%, 12/15/29
396,000 417,347
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
607,000 588,223
144A,3.625%, 3/1/29
396,000 369,708
144A,3.875%, 3/1/31
675,000 611,202
144A,4.00%, 10/15/33
449,000 388,234
SLM Corp.
3.125%, 11/2/26
264,000 257,877
6.50%, 1/31/30
264,000 272,398
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
264,000 260,393
144A,5.50%, 4/15/29
370,000 354,509
(Cost $14,514,788)
14,443,344
Insurance — 3.1%
Acrisure LLC / Acrisure Finance,
Inc.,144A,4.25%, 2/15/29
370,000 354,877
Principal
Amount $ Value $
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
396,000 385,103
144A,6.75%, 4/15/28
660,000 669,655
144A,7.00%, 1/15/31
796,000 814,681
144A,6.50%, 10/1/31
528,000 532,887
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
396,000 401,796
AssuredPartners, Inc.
144A,5.625%, 1/15/29
291,000 291,998
144A,7.50%, 2/15/32
264,000 282,801
HUB International Ltd.
144A,5.625%, 12/1/29
291,000 288,832
144A,7.25%, 6/15/30
1,730,000 1,802,741
144A,7.375%, 1/31/32
1,004,000 1,048,401
Jones Deslauriers
Insurance Management,
Inc.,144A,8.50%, 3/15/30
383,000 402,460
Ryan Specialty LLC
144A,4.375%, 2/1/30
211,000 200,935
144A,5.875%, 8/1/32
634,000 630,533
(Cost $8,095,444)
8,107,700
Real Estate — 0.5%
Cushman & Wakefield US
Borrower LLC,144A,6.75%,
5/15/28
343,000 344,702
Howard Hughes Corp.
144A,5.375%, 8/1/28
396,000 389,699
144A,4.125%, 2/1/29
343,000 322,724
144A,4.375%, 2/1/31
343,000 311,799
(Cost $1,396,781)
1,368,924
Real Estate Investment Trusts
— 4.8%
Brandywine Operating
Partnership LP,3.95%, 11/15/27
238,000 227,341
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco
LL,144A,4.50%, 4/1/27
265,000 257,564
Global Net Lease,
Inc.,144A,4.50%, 9/30/28
264,000 253,382
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
264,000 250,811
Iron Mountain, Inc.
144A,4.875%, 9/15/27
528,000 522,073
144A,5.25%, 3/15/28
436,000 431,491
144A,5.00%, 7/15/28
264,000 260,181
144A,7.00%, 2/15/29
528,000 545,861
144A,4.875%, 9/15/29
528,000 512,825
144A,5.25%, 7/15/30
687,000 670,843
144A,4.50%, 2/15/31
606,000 568,406

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.625%, 7/15/32
317,000 309,538
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
317,000 310,331
144A,4.75%, 6/15/29
335,000 324,731
144A,7.00%, 7/15/31
264,000 273,946
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
383,000 377,680
144A,4.875%, 5/15/29
406,000 384,337
144A,7.00%, 2/1/30
291,000 293,356
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
369,000 364,857
144A,7.25%, 7/15/28
211,000 217,688
144A,4.50%, 2/15/29
317,000 306,290
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
264,000 259,987
144A,4.00%, 9/15/29
264,000 241,612
SBA Communications Corp.
3.875%, 2/15/27
790,000 775,136
3.125%, 2/1/29 (a)
791,000 736,501
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
211,000 206,176
144A,4.375%, 1/15/27 (a)
264,000 259,485
144A,7.25%, 4/1/29
317,000 329,942
144A,6.00%, 4/15/30
211,000 210,540
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,10.50%, 2/15/28
1,466,000 1,556,165
144A,4.75%, 4/15/28
301,000 292,975
(Cost $12,582,840)
12,532,051
REITS — 0.6%
Iron Mountain, Inc.,144A,6.25%,
1/15/33
634,000 640,459
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
211,000 209,999
Starwood Property Trust, Inc.
144A,6.50%, 7/1/30
279,000 283,165
144A,6.50%, 10/15/30
264,000 267,828
(Cost $1,395,467)
1,401,451
Industrial — 14.8%
Aerospace/Defense — 4.4%
Bombardier, Inc.
144A,7.875%, 4/15/27
205,000 206,070
144A,6.00%, 2/15/28
396,000 395,989
144A,7.50%, 2/1/29
396,000 410,170
144A,8.75%, 11/15/30
396,000 425,525
144A,7.25%, 7/1/31
396,000 408,870
Principal
Amount $ Value $
144A,7.00%, 6/1/32
416,000 425,969
Spirit AeroSystems, Inc.
4.60%, 6/15/28
370,000 361,042
144A,9.375%, 11/30/29
475,000 506,375
144A,9.75%, 11/15/30
634,000 700,896
TransDigm, Inc.
144A,6.75%, 8/15/28
1,010,000 1,028,788
4.625%, 1/15/29
577,000 559,248
144A,6.375%, 3/1/29
1,323,000 1,346,215
4.875%, 5/1/29
361,000 349,781
144A,6.875%, 12/15/30
698,000 720,296
144A,7.125%, 12/1/31
481,000 498,172
144A,6.625%, 3/1/32
1,058,000 1,082,075
144A,6.00%, 1/15/33
722,000 714,948
144A,6.375%, 5/31/33
1,310,000 1,297,556
(Cost $11,453,553)
11,437,985
Building Materials — 3.1%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
291,000 282,024
144A,4.25%, 2/1/32
687,000 623,816
144A,6.375%, 6/15/32
370,000 373,758
144A,6.375%, 3/1/34
528,000 526,723
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
370,000 373,016
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
2,086,000 2,121,216
144A,6.75%, 3/1/33
815,000 827,674
Standard Building Solutions,
Inc.,144A,6.50%, 8/15/32
528,000 536,581
Standard Industries, Inc.
144A,5.00%, 2/15/27
449,000 446,223
144A,4.75%, 1/15/28
528,000 518,795
144A,4.375%, 7/15/30
865,000 812,434
144A,3.375%, 1/15/31
581,000 514,548
(Cost $7,990,186)
7,956,808
Electrical Components &
Equipment — 0.7%
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
700,000 708,712
144A,6.375%, 3/15/29
475,000 485,451
144A,6.625%, 3/15/32
449,000 460,216
(Cost $1,672,022)
1,654,379
Electronics — 1.0%
Imola Merger Corp.,144A,4.75%,
5/15/29
1,056,000 1,012,508
Sensata Technologies BV
144A,4.00%, 4/15/29 (a)
528,000 496,162
144A,5.875%, 9/1/30
264,000 261,318
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
238,000 224,030
144A,3.75%, 2/15/31
416,000 369,823

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.625%, 7/15/32
264,000 266,572
(Cost $2,694,266)
2,630,413
Engineering & Construction
— 0.3%
Arcosa, Inc.
144A,4.375%, 4/15/29
211,000 201,281
144A,6.875%, 8/15/32
317,000 325,278
Fluor Corp.,4.25%, 9/15/28
277,000 270,220
(Cost $799,140)
796,779
Environmental Control — 1.0%
Clean Harbors, Inc.,144A,6.375%,
2/1/31 (a)
264,000 268,815
GFL Environmental, Inc.
144A,4.00%, 8/1/28
396,000 380,989
144A,4.75%, 6/15/29
396,000 386,596
144A,4.375%, 8/15/29
291,000 279,692
144A,6.75%, 1/15/31
528,000 548,354
Madison IAQ LLC,144A,4.125%,
6/30/28
370,000 356,369
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
264,000 272,453
(Cost $2,488,895)
2,493,268
Machinery-Construction &
Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29
(Cost $306,431)
317,000 305,667
Machinery-Diversified — 0.4%
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
213,000 213,459
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
837,000 829,599
(Cost $1,044,169)
1,043,058
Miscellaneous Manufacturing
— 0.6%
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
528,000 539,827
144A,6.25%, 3/15/33
396,000 402,763
Hillenbrand, Inc.,6.25%, 2/15/29
264,000 265,241
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
319,000 331,695
(Cost $1,536,927)
1,539,526
Packaging & Containers
— 2.4%
Ball Corp.
6.875%, 3/15/28
396,000 405,823
6.00%, 6/15/29
528,000 539,117
2.875%, 8/15/30
687,000 609,400
3.125%, 9/15/31 (a)
449,000 394,096
Canpack SA / Canpack US
LLC,144A,3.875%, 11/15/29
423,000 388,884
Principal
Amount $ Value $
Clydesdale Acquisition Holdings,
Inc.
144A,6.875%, 1/15/30
264,000 268,039
144A,6.75%, 4/15/32
747,000 755,462
Crown Americas LLC,5.25%,
4/1/30
264,000 263,205
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
238,000 225,955
144A,3.75%, 2/1/30
211,000 194,698
144A,6.375%, 7/15/32
264,000 264,720
Owens-Brockway Glass
Container, Inc.,144A,6.625%,
5/13/27
325,000 325,381
Sealed Air Corp.
144A,4.00%, 12/1/27
224,000 217,413
144A,6.125%, 2/1/28
409,000 413,831
144A,5.00%, 4/15/29
224,000 220,091
144A,7.25%, 2/15/31
225,000 235,391
144A,6.50%, 7/15/32
238,000 243,938
Silgan Holdings, Inc.,4.125%,
2/1/28
301,000 292,571
(Cost $6,366,195)
6,258,015
Transportation — 0.1%
XPO, Inc.,144A,7.125%, 6/1/31
(Cost $247,867)
239,000 247,606
Trucking & Leasing — 0.7%
Fortress Transportation and
Infrastructure Investors LLC
144A,5.50%, 5/1/28
528,000 523,983
144A,7.875%, 12/1/30
264,000 277,604
144A,7.00%, 5/1/31
370,000 379,214
144A,7.00%, 6/15/32
423,000 432,741
144A,5.875%, 4/15/33
274,000 264,775
(Cost $1,879,230)
1,878,317
Technology — 4.6%
Computers — 0.7%
NCR Voyix Corp.
144A,5.00%, 10/1/28
343,000 338,579
144A,5.125%, 4/15/29
213,000 207,798
Seagate HDD Cayman
4.091%, 6/1/29
250,000 239,322
8.25%, 12/15/29
264,000 281,593
8.50%, 7/15/31
264,000 282,100
9.625%, 12/1/32
396,094 449,885
(Cost $1,796,984)
1,799,277
Semiconductors — 0.8%
Entegris, Inc.
144A,4.375%, 4/15/28
211,000 203,896
144A,4.75%, 4/15/29
865,000 840,477
144A,3.625%, 5/1/29
211,000 196,958

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.95%, 6/15/30
473,000 473,716
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
370,000 353,699
(Cost $2,083,371)
2,068,746
Software — 3.1%
Cloud Software Group,
Inc.,144A,8.25%, 6/30/32
951,000 1,000,939
Fair Isaac Corp.
144A,4.00%, 6/15/28
475,000 457,625
144A,6.00%, 5/15/33
810,000 810,496
Open Text Corp.
144A,3.875%, 2/15/28
475,000 455,422
144A,3.875%, 12/1/29
449,000 418,362
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
495,000 462,637
144A,4.125%, 12/1/31
343,000 311,107
ROBLOX Corp.,144A,3.875%,
5/1/30
528,000 491,583
Rocket Software,
Inc.,144A,9.00%, 11/28/28
423,000 436,852
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
1,056,000 1,055,482
144A,6.50%, 6/1/32
396,000 406,909
Twilio, Inc.
3.625%, 3/15/29
264,000 248,719
3.875%, 3/15/31
264,000 243,415
UKG, Inc.,144A,6.875%, 2/1/31
1,321,000 1,362,030
(Cost $8,200,281)
8,161,578
Utilities — 4.1%
Electric — 4.1%
Calpine Corp.
144A,4.50%, 2/15/28
660,000 647,744
144A,5.125%, 3/15/28
740,000 734,030
144A,4.625%, 2/1/29
343,000 334,501
144A,5.00%, 2/1/31
449,000 435,843
144A,3.75%, 3/1/31
505,000 469,069
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
449,000 439,017
144A,3.75%, 2/15/31
489,000 441,747
NRG Energy, Inc.
5.75%, 1/15/28
434,000 435,823
144A,3.375%, 2/15/29
264,000 246,823
144A,5.25%, 6/15/29
387,000 382,685
144A,5.75%, 7/15/29
422,000 419,564
144A,3.625%, 2/15/31
564,000 511,948
PG&E Corp.
5.00%, 7/1/28
528,000 515,503
5.25%, 7/1/30
528,000 512,713
TransAlta Corp.,7.75%, 11/15/29
211,000 219,976
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
528,000 528,812
144A,5.625%, 2/15/27
687,000 686,974
Principal
Amount $ Value $
144A,5.00%, 7/31/27
687,000 685,427
144A,4.375%, 5/1/29 (a)
660,000 638,450
144A,7.75%, 10/15/31
766,000 812,698
144A,6.875%, 4/15/32
528,000 549,631
(Cost $10,678,662)
10,648,978
TOTAL CORPORATE BONDS
(Cost $255,913,432)
254,062,469
Number
of Shares
SECURITIES LENDING
COLLATERAL — 1.9%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $4,969,246)
4,969,246 4,969,246
CASH EQUIVALENTS — 0.7%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $1,961,395)
1,961,395 1,961,395
TOTAL INVESTMENTS
— 100.6%
(Cost $262,844,073)
260,993,110
Other assets and liabilities,
net — (0.6%)
(1,673,185)
NET ASSETS — 100.0%
259,319,925

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYDW-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (b)(c)
4,418,701 550,545 (d) — — — 4,471 — 4,969,246 4,969,246
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
3,352,412 25,002,536 (26,393,553) — — 102,546 — 1,961,395 1,961,395
7,771,113 25,553,081 (26,393,553) — — 107,017 — 6,930,641 6,930,641
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $4,852,823, which is 1.9% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 254,062,469 $ — $ 254,062,469
Short-Term Investments (a)
6,930,641 — — 6,930,641
TOTAL
$ 6,930,641 $ 254,062,469 $ — $ 260,993,110
(a)
See Schedule of Investments for additional detailed categorizations.